Segment information - Geographical information (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Geographical information of non-current assets
Non-current assets	₨ 2,466,957	₨ 1,750,750
India
Geographical information of non-current assets
Non-current assets	2,454,884	1,734,022
Others
Geographical information of non-current assets
Non-current assets	₨ 12,073	₨ 16,728